Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity (Details Textual) - USD ($)					3 Months Ended			12 Months Ended
	Sep. 30, 2025	May 02, 2025	Mar. 24, 2025	Oct. 31, 2023	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025
Stock Issued During Period, Value, Acquisitions									$ 288,000
Stock Issued During Period, Value, New Issues							$ 60,000	$ 60,000
Other Payables, Current					$ 7,561,000	$ 7,561,000		7,561,000
Goodwill					18,964,000	18,964,000		18,964,000	241,000
Net Income (Loss) Attributable to Noncontrolling Interest					(812,000)		0	(820,000)	0
Goodwill, Impairment Loss					0			0
EverOn Energy LLC [Member]
Joint Venture Formation, Fair Value of Joint Venture					56,944,000	56,944,000		56,944,000
Business Combination, Recognized Liability Assumed, Liability	$ 0				0
Goodwill	$ 19,000,000				18,964,000	18,964,000		18,964,000
Finite-Lived Intangible Asset, Expected Amortization, Year One										$ 1,877,000
Intangible Asset, Finite-Lived, Amortization Expense						469,000
Intangible Asset, Finite-Lived, Accumulated Amortization					939,000	462,000		462,000
Intangible Asset, Finite-Lived, after Accumulated Amortization					37,041,000	37,518,000		37,518,000		$ 37,980,000
Intangible Asset, Excluding Goodwill, Impairment Loss								0
Goodwill, Impairment Loss					0			0
EverOn Energy LLC [Member] | Approximate [Member]
Intangible Asset, Finite-Lived, Accumulated Amortization						469,000		469,000
EverOn Energy LLC [Member] | Customer Relationships [Member]
Intangible Asset, Finite-Lived, Acquired					$ 26,190,000	$ 26,200,000		$ 26,190,000
Finite-Lived Intangible Asset, Useful Life (Year)					24 years	24 years		24 years		24 years
Finite-Lived Intangible Asset, Expected Amortization, Year One						$ 1,091,000		$ 1,091,000		$ 1,091,000
Intangible Asset, Finite-Lived, Amortization Expense						273,000
Intangible Asset, Finite-Lived, Accumulated Amortization					$ 546,000	270,000		270,000
Intangible Asset, Finite-Lived, after Accumulated Amortization					25,644,000	25,920,000		25,920,000		$ 26,190,000
EverOn Energy LLC [Member] | Favorable Contracts [Member]
Intangible Asset, Finite-Lived, Acquired					$ 10,930,000	$ 10,900,000		$ 10,930,000
Finite-Lived Intangible Asset, Useful Life (Year)					15 years	15 years		15 years		15 years
Finite-Lived Intangible Asset, Expected Amortization, Year One						$ 729,000		$ 729,000		$ 729,000
Intangible Asset, Finite-Lived, Amortization Expense						182,000
Intangible Asset, Finite-Lived, Accumulated Amortization					$ 364,000	180,000		180,000
Intangible Asset, Finite-Lived, after Accumulated Amortization					10,566	10,750,000		10,750,000		$ 10,930,000
EverOn Energy LLC [Member] | Software, Internally Developed [Member]
Intangible Asset, Finite-Lived, Acquired					$ 860,000	$ 900,000		$ 860,000
Finite-Lived Intangible Asset, Useful Life (Year)					15 years	15 years		15 years		15 years
Finite-Lived Intangible Asset, Expected Amortization, Year One						$ 57,000		$ 57,000		$ 57,000
Intangible Asset, Finite-Lived, Amortization Expense						14,000
Intangible Asset, Finite-Lived, Accumulated Amortization					$ 29,000	12,000		12,000
Intangible Asset, Finite-Lived, after Accumulated Amortization					831,000	$ 848,000		848,000		$ 860,000
Series B Preferred Stock [Member] | EverOn Energy LLC [Member]
Stock Issued During Period, Value, Acquisitions								$ 50,116,000
EverOn Energy LLC [Member]
Ownership Sold Percentage (in dollars per share)	$ 49
Development Costs Subsumed	$ 5,200,000
Equity Method Investment, Ownership Percentage	51.00%					51.00%		51.00%
Joint Venture Formation, Fair Value of Joint Venture	$ 56,900,000
Net Income (Loss) Attributable to Noncontrolling Interest								$ (1,558,000)	$ (2,077,000)
Intangible Asset, Finite-Lived, Amortization Expense					480,000		$ 0
Intangible Asset, Finite-Lived, Accumulated Amortization					900,000
Hoover [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)								21,150
Hover [Member]
Long-Term Debt, Gross	$ 5,200,000			$ 5,200,000
Value of Restitution			$ 20,400,000	1,400,000
Other Payables, Current					$ 1,400,000	$ 1,400,000		$ 1,400,000
Hover [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	20,000
Amount to be Repaid in Cash				2,300,000
Stock Issued During Period, Value, New Issues	$ 30,500,000			1,800,000
Loss on Settlement of Liability				2,000,000
Settlement Liabilities, Current						2,300,000		2,300,000
Other Payables, Current						1,400,000		1,400,000
Shares Issued, Price Per Share (in dollars per share)	$ 1,526
Intangible Asset, Finite-Lived, Accumulated Amortization						500,000		500,000
Intangible Asset, Finite-Lived, after Accumulated Amortization						$ 37,500,000		$ 37,500,000
Hover [Member] | Series B Preferred Stock [Member] | EverOn Energy LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)	21,150
Hover [Member] | Series B Preferred Stock [Member] | Conversion of Debt Into Preferred Stock [Member]
Debt Conversion, Original Debt, Amount				$ 1,200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)				1,150
Southern Point Capital Corporation [Member]
Stock Issued During Period, Shares, New Issues (in shares)		20,000
Repayments of Assumed Debt				$ 1,700,000
Stock Issued During Period, Value, New Issues		$ 172,000
Corporate Joint Venture [Member]
Ownership Percentage			51.00%
Corporate Joint Venture [Member] | Hoover [Member]
Stock Issued During Period, Shares, Acquisitions (in shares)			20,000
Stock Issued During Period, Value, Acquisitions			$ 30,500,000
Assets Contributed for Aquisition			900,000
Costs Previously Capitalized Subsumed for Acquisition			$ 5,200,000
Hoover [Member] | Corporate Joint Venture [Member]
Ownership Percentage			49.00%
Hover [Member] | EverOn Energy LLC [Member]
Equity Method Investment, Ownership Percentage	49.00%		49.00%		49.00%	49.00%		49.00%
Noncontrolling Interest in Joint Ventures	$ 20,400,000				$ 18,779,000